Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income	$ 166,074	$ 155,244	$ 62,721
Other comprehensive income to be reclassified to profit or loss in subsequent periods
(Losses)/gains on cash flow hedges	(110)	(4,387)	4,267
Reclassification to income statement	100	7,327	(5,969)
Income tax relating to these items	3	(750)	434
Net (loss)/gain on cash flow hedge	(7)	2,190	(1,268)
Net other comprehensive (expense)/income to be reclassified to profit or loss in subsequent periods	(7)	2,190	(1,268)
Items not to be reclassified to profit or loss in subsequent periods
Other comprehensive (income)/loss	(82)	806	538
Income tax relating to these items	20	(205)	(137)
Net (loss)/gain on defined benefit plans	(62)	601	401
Cumulative translation adjustments	370	293	(7)
Net other comprehensive income not to be reclassified to profit or loss in subsequent periods	308	894	394
Other comprehensive income/(loss), net of tax	301	3,084	(874)
Total comprehensive income, net of tax	$ 166,375	$ 158,328	$ 61,847